Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Assumptions Used to Value the Options Granted	The assumptions used to value the options granted include:

	December 31, 2019	December 31, 2020
Expected volatility	39.0%	25.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.5	5.0
Risk-free interest rate	2.6%	2.5%

Summary of Status of Stock Options Exercised, Including Substantive Options and Information about Options Outstanding and Exercisable	A summary of the status of stock options exercised, including the substantive options discussed in Note 3, is as follows:

	Number of shares	Weighted Average Exercise Price
Outstanding at January 1, 2021	53,277	$5.87
Granted	—	—
Exercised	(33,276)	5.64
Expired or cancelled	—	—

Outstanding at September 30, 2021	20,001	$6.25

The following summarizes information about options outstanding and exercisable at January 1, 2021 and September 30, 2021:

	Options Outstanding and Exercisable
	Exercise Price	Total Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Total Exercisable
January 1, 2021	$6.37	53,277	4.5	$5.87	53,277
September 30, 2021	$6.57	20,001	5.0	$6.25	20,001

A summary of the status of stock options granted, including the substantive options discussed in Note 3, is as follows:

	Number of shares	Weighted Average Exercise Price
Outstanding at January 1, 2019	2,950	0.34
Granted	111,982	3.15
Exercised	(55,578)	0.58
Expired or cancelled	(2,950)	0.34

Outstanding at December 31, 2019	56,404	$5.68

Granted	7,434	7.34
Exercised	(10,561)	5.92
Expired or cancelled	—	—

Outstanding at December 31, 2020	53,277	$5.87

The following summarizes information about options outstanding and exercisable at December 31, 2019 and December 31, 2020:

	Options Outstanding and Exercisable
	Exercise Price	Total Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Total Exercisable
December 31, 2019	$6.00	56,404	4.5	$5.68	56,404
December 31, 2020	$6.37	53,277	4.5	$5.87	53,277